SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2016
Significant Accounting Policies
Basis of preparation

Basis of preparation—The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The accounting records of the Group are maintained in accordance with the provisions of the Greek Company Law, the Greek Banking Chart of Accounts, the Code for the Tax Recording of Transactions in accordance with Greek Law 4308/2014 and the Bank of Greece regulations (collectively, Greek GAAP), except for foreign subsidiaries which maintain their accounting records in accordance with the legislation and regulations of the country in which they operate. Necessary adjustments are made, for financial reporting purposes, in order to comply with U.S. GAAP.

The Group's consolidated income statement for the twelve month period ended December 31, 2016 has been prepared stating separately continuing operations from discontinued operations, the latter relating to Finansbank A.S., United Bulgarian Bank (“UBB”), Interlease E.A.D. (“Interlease”) and the South African Bank of Athens Ltd (“S.A.B.A.”) in accordance with ASC 205-20 “Discontinued Operations”. The comparative income statements for the years 2015 and 2014 have been restated accordingly. Group's consolidated balance sheet as at December 31, 2015 has also been restated for discontinued operations i.e. UBB A.D., Interlease and S.A.B.A. Long lived assets held for sale and the liabilities directly associated with long lived assets held for sale in the balance sheet for the year 2016, comprise UBB A.D., Interlease and S.A.B.A. (see Note 17).

Going concern

Going concern

Liquidity

Total Eurosystem funding was significantly reduced as at December 31, 2016 to EUR 12.3 billion (December 31, 2015: EUR 24.0 billion), of which EUR 6.7 billion from ECB (December 31, 2015: EUR 12.5 billion) and EUR 5.6 billion from ELA (December 31, 2015: EUR 11.5 billion). Furthermore, as at December 31, 2016 the Bank had entered into new repurchase transactions with financial institutions of EUR 4.7 billion, while the Bank's ELA liquidity buffer stood at EUR 8.8 billion (cash value). As at May 2, 2017, Eurosystem funding decreased further to EUR 10.0 billion, while ELA decreased by EUR 0.5 billion to EUR 5.1 billion and the liquidity buffer amounted to EUR 8.8 billion (cash value).

Macroeconomic developments

The Greek economy stabilized in 2016 with real Gross Domestic Product (“GDP”) remaining flat on an annual basis (0.0% year-over-year (“y-o-y”)), over performing compared to official forecasts for an annual recession of -0.3%. This development followed a full year contraction of GDP of 0.3% in 2015, which has also been significantly milder than the gloomy forecasts published in the third quarter of 2015, following the imposition of capital controls and the three week bank holiday in July 2015. Similarly, deflation pressures receded with the GDP deflator increasing by 0.1%, y-o-y, in 2016 following an annual average decline of -1.5% in 2012-2015. The significant improvement in economic sentiment and the inflows of the Third Program funding contributed to the stabilization of the economy, which has been supported by the increase in private consumption of 1.4%, y-o-y and the stabilization in fixed capital investment in 2016. On the same note, economic activity is expected to gain further traction in 2017 with real GDP growth reaching +2.1%, y-o-y, on average, according to the latest estimates of the European Commission and the International Monetary Fund (the “IMF”).

On the fiscal front, Greece has over performed in comparison with the Third Program target in 2016, for a second consecutive year, following the achievement of a primary surplus of 0.5% of GDP in General Government budget in 2015 (excluding the net fiscal impact of banking system support), compared to a targeted deficit of 0.25%. Accordingly, the General Government Primary Surplus, excluding the net fiscal impact of banking system support, as well, reached 3.9% of GDP in 2016 over performing strongly compared to the upwardly revised Government budget target of 1.1% of GDP and a Program target of 0.5% of GDP for the same year. This over performance increases the credibility of the adjustment effort for 2017 when the respective Program target for the primary surplus is 1.75% of GDP.

It should be noted that the Eurogroup on May 25, 2016 agreed on a contingency fiscal mechanism as a prerequisite for the successful completion of the first review of the Third Program and the Greek government legislated this mechanism in May 2016, with a view to enhance longer-term credibility by ensuring the sustainable achievement of future fiscal targets. This mechanism provides for automatic triggering of a set of corrective measures in the case of objective evidence that there is a failure to meet the annual primary surplus targets according to the Program. After the successful evaluation of Greece's progress in implementing agreed actions and reforms under the first review of the Third Program -- and the concomitant approval by the Eurogroup on May 25, 2016 in liaison with the European Central Bank and the Board of Governors of the European Stability Mechanism (“ESM”) -- Greece and the European Commission signed a Supplemental Memorandum of Understanding (on June 16, 2016), which updated the conditionality of the Memorandum of Understanding (“MoU”) of August 2015, as well as reviewed the progress in the implementation of the Third Program. The completion of the first review led to the disbursement of the second tranche that amounted to EUR 10.3 billion in several instalments between June and October 2016. More specifically, EUR 7.5 billion were disbursed in June 2016 for debt servicing needs and arrears clearance, whereas the remaining instalments of EUR 1.1 billion and EUR 1.7 billion were released in October 2016 following positive reporting by the European institutions for the clearance of net arrears and the successful completion of a number of milestones.

Furthermore, the Eurogroup of May 25, 2016 committed to provide new conditional concessions with a view to ensure debt sustainability by agreeing on a package of debt measures which will be phased in progressively and subject to the pre-defined conditionality under the ESM Program. These measures include, inter alia, a smoothing of payment profiles and design of other debt-management and re-profiling measures in the short, medium and long-run aiming at extending further the effective maturities, lower medium-to-longer-term debt servicing costs and effectively reduce the net present value of the outstanding Greek debt. In this context, the Eurogroup of December 5, 2016 endorsed the implementation since early 2017 of the short-term debt relief measures which mainly include: i) a smoothing of future debt repayments profile through the lengthening of the repayment schedule of official loans from the European Financial Stability Facility (“EFSF”) to 32.5 years from the existing 28 years, ii) a reduction of interest rate risk through debt swaps by the ESM with a view to stabilize the ESM's overall cost of funding and, thus, reduce the risk that Greece would have to pay higher interest rates on its loans in the future. iii) The ESM has decided to finance its future disbursements to Greece under the Third Program with the issuance of long-term notes that closely match the maturities of loans to Greece, stabilizing the related interest rate costs for Greece.

The delay in completing the second review of the Third Program may delay or weaken the anticipated recovery of the Greek economy, impede the NPE reduction trend and the return of deposits. Negotiations for the conclusion of the second review of the Third Program that started in October 2016 have not been completed by the date of this Annual Report, but the agreement in principle reached in the Eurogroup on April 7, 2017 and the achievement of a supplementary agreement on May 1, 2017 over the specific conditions that underlie the completion of the second review (including the legislation of additional fiscal consolidation measures), pave the way for the achievement of a staff level agreement.

Once there is a staff-level agreement, there will be a political accord at a Eurogroup level that will approve the necessary financial support and, potentially, provide more information on the issue of the implementation of medium-term debt relief measures. The timely completion of the second review of the Third Program, which will unlock additional funding resources of at least EUR 6.1 billion in 2017 (of which about EUR 1.0 billion will be used for arrears clearance), is expected to provide a considerable boost in activity and economic confidence and more than compensate for the drag from the new fiscal measures. A potential participation of Greek assets in the ECB's quantitative easing (Public Sector Purchase Programme) during 2017 would accelerate the improvement in liquidity conditions and support further economic confidence and activity.

Capital adequacy

The Group's Common Equity Tier 1 (“CET1”) ratio at December 31, 2016 was 16.3% (see Note 36).

Going concern conclusion

Management concluded that the Bank is a going concern after considering (a) the recent developments regarding the Greek economy and the latest estimates regarding macroeconomic indicators, as discussed above, (b) its current access to the Eurosystem facilities, and (c) the Bank's and the Group's CET1 ratio of December 31, 2016.

Principles of consolidation

Principles of consolidation—The consolidated financial statements of the Group include the accounts of the Bank and its direct and indirect subsidiaries, other than variable interest entities (“VIEs”), in which it holds, directly or indirectly, more than 50% of the voting rights or where it exercises control, for entities in which the equity holders have substantive voting interests. The Group also consolidates VIEs where the Group is the primary beneficiary. The Group consolidates a VIE when it has both the power to direct the activities that most significantly impact the VIE's economic success and a right to receive benefits or absorb losses of the entity that could be potentially significant to the VIE. The effects of inter-company transactions and balances have been eliminated. Changes in an ownership interest in a subsidiary that does not result in the Group losing control over the subsidiary are accounted for as equity transactions.

Subsequent events

Subsequent events—All material events that occurred after the latest balance sheet date and before the financial statements were issued, have been either recognized or disclosed in the Notes to the consolidated financial statements.

Redeemable non-controlling interest

Redeemable non-controlling interest—Non-controlling interests (NCI) that are subject to put options held by third parties are accounted for as redeemable equity instruments. Redeemable NCI is presented outside “Permanent equity” as “Temporary equity”. Such redeemable NCI is measured initially at fair value and subsequently at the higher of the cumulative amount that would result from applying the measurement guidance in ASC 810-10 or the redemption value, with any subsequent changes recognized immediately as they occur, and adjust the carrying amount of the instrument to equal the redemption value at the end of each reporting period. This adjustment is determined after the attribution of net income or loss of the subsidiary, pursuant to ASC 810-10. Such changes are recognized directly in “Accumulated Surplus”.

Foreign currency translation

Foreign currency translation—Assets, liabilities and operations of foreign branches and subsidiaries are recorded based on the functional currency of each entity. The functional currency is the local currency for the majority of the foreign operations. The assets, liabilities and equity are translated, for consolidation purposes, from the other local currencies to the reporting currency, EUR, at the current exchange rates. The resulting gains or losses are reported as a component of other comprehensive income and losses within shareholder's equity. Transactions executed in other than local currencies are first translated into the local reporting currency. Any related currency exchange adjustments are included in net trading profit/(loss).

Statement of cash flows

Statement of cash flows—For the purposes of the consolidated statements of cash flows, cash and cash equivalents are defined as the sum of the amounts included in the balance sheet line item “Cash and due from banks” and line item “Cash and due from banks” of discontinued operations and long-lived assets held for sale (see Note 17).

Securities: Trading, Available-for-Sale (AFS), Held-to-Maturity (HTM)

Securities: Trading, Available-for-Sale (AFS), Held-to-Maturity (HTM)—Debt securities are classified as trading, available-for-sale or held-to-maturity and equity securities are classified as trading or available-for-sale, based on management's intention on the date of purchase. Debt securities which management has the positive intent and ability to hold to maturity are classified as held-to-maturity and are reported at amortized cost. Debt and equity securities that are bought and held principally for the purpose of resale in the near term are classified as trading instruments and are stated at fair value with realized and unrealized gains and losses included in net trading gain/(loss). All other debt and equity securities are classified as available for sale and carried at fair value with net unrealized gains and losses included in accumulated other comprehensive income/(loss) on a net of tax basis. Interest and dividends on securities, including amortization of premiums and accretion of discounts are included in interest income. An unrealized loss exists when the current fair value of an individual security is less than its amortized cost basis determined using the average cost method at the individual security level. Unrealized losses that are determined to be temporary in nature are recorded, net of tax, in accumulated other comprehensive income/(loss) for available-for-sale securities, while such losses related to held-to-maturity securities are not recorded, as these investments are carried at their amortized cost (less any other-than-temporary impairment).

The Group conducts and documents periodic reviews of all securities with unrealized losses to evaluate whether an Other-than-Temporary-Impairment (OTTI) exists. Any credit related OTTI related to debt securities that the Group does not plan to sell and is not likely to be required to sell, is recognized in income statement as unrealized losses, with the non-credit related OTTI retained in accumulated other comprehensive income/(loss). For other impaired debt securities and equity securities, the entire OTTI is recognized in earnings as unrealized losses.

Factors considered in determining whether a loss is temporary include (a) the length of time for which fair value has been below cost; (b) the severity of the impairment; (c) the cause of the impairment and the financial condition and near-term prospects of the issuer; (d) activity in the market of the issuer which may indicate adverse credit conditions; and (e) the Group's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery.

For investments in equity securities (including mutual fund units), the Group considers the various factors described above, including its intent and ability to hold the equity security for a period of time sufficient for recovery of cost. When the Group lacks that intent or ability, the security's decline in fair value is deemed to be other than temporary and is recorded in income statement. In general, a significant and prolonged unrealized loss is an OTTI unless significant and robust evidence to the contrary exists.

Available-for-sale equity securities deemed to be other-than-temporarily impaired are written down to fair value, with the full difference between fair value and cost recognized in earnings.

Reclassifications between categories of investments

Reclassifications between categories of investments—When rare circumstances cause significant deterioration in the trading activity or substantially affect the observable prices of investment securities classified in the trading category, the Group reclassifies such securities out of the trading category and into the held-to-maturity or available-for-sale categories, provided the securities meet the definition of the respective category at the date of reclassification. Such reclassifications can occur only once, in response to a single rare event.

If there is a change in intention or ability to hold a debt security to maturity, the Group reclassifies such securities out of the available-for-sale category and into the held-to-maturity category, provided the instruments meet the definition of the latter, at the date of reclassification.

For securities reclassified as described above, the fair value at the date of reclassification becomes the new amortized cost at that date.

When the securities reclassified out of the trading category include embedded derivatives, the Group reassesses at the reclassification date, whether the embedded derivatives need to be separated from the host contract, on the basis of the circumstances that existed when the Group became a party to the contract.

When a sale of held-to-maturity securities represents a material contradiction with the Group's stated intent to hold those securities to maturity or when a pattern of such sales has occurred, any remaining held-to-maturity securities are reclassified to available-for-sale. The reclassification is recorded in the reporting period in which the sale occurs and is accounted for as a transfer. The transfer is accounted for at fair value and the unrealized holding gain or loss at the date of the transfer is reported in other comprehensive income. The securities' amortized cost basis carries over to the available-for-sale category for the subsequent amortization of the historical premium or discount, the comparisons of fair value and amortized cost for the purpose of determining unrealized holding gains and losses and the required disclosures of amortized cost.

Derivatives

Derivatives—The Group maintains an overall risk management strategy that incorporates the use of derivative instruments to reduce certain risks related to interest rate and foreign currency volatility. On the date the Group enters into a derivative contract, the Group designates the derivative instrument as either hedging or as a freestanding derivative instrument. At December 31, 2015 and 2016 the Group did not have any of its derivative instruments designated as hedging instruments. For freestanding derivative instruments, changes in fair values are reported in current period net income and included in the net trading gain/(loss).

All derivatives are recognized on the consolidated balance sheet at fair value, including unpaid accrued interest (refer to Note 43), without taking into consideration the effects of legally enforceable master netting agreements that allow the Group to settle positive and negative positions and offset cash collateral held with the same counterparty on a net basis, only to the extent that an event of default has occurred. Derivatives are recorded as derivative assets or liabilities. If the Group intends to offset, derivative asset and liability positions are presented net by counterparty on the consolidated balance sheet when a valid master netting agreement exists and the other conditions set out in ASC 210-20, Balance Sheet—Offsetting, are met. The Group's Management exercises judgment in determining the fair value of financial assets and liabilities. For exchange traded contracts, fair value is based on quoted market prices. For non-exchange traded contracts, fair value is based on pricing models, discounted cash flow analysis or quoted prices for instruments with similar characteristics. Valuations of derivative assets and liabilities reflect the value of the instrument including the values associated with counterparty risk. These values also take into account the Group's own credit standing, thus the valuation of the derivative instruments includes the value of the net credit differential between the counterparties to the derivative contract.

The Group occasionally purchases or issues financial instruments containing embedded derivatives. The embedded derivative is separated from the host contract and carried at fair value if the economic characteristics and risks of the derivative are not clearly and closely related to the economic characteristics of the host contract.

Offsetting

Offsetting—Financial assets and liabilities are offset and the net amount is reported in the consolidated balance sheet when, and only when there is a legally enforceable right to offset the recognized amounts and there is an intention to realize the asset and settle the liability simultaneously or on a net basis.

Equity method investments

Equity method investments—Equity investments in which the Group exercises significant influence but does not control, are initially recorded at cost and the carrying amount of the investments is adjusted to recognize the Group's share of the profit or losses of investees after the date of acquisition. The amount of the adjustment, after elimination of any intercompany gains and losses and impairment of goodwill, if any, is included in the determination of the Group's net income. Dividends received by the Group from its equity method investments reduce the carrying amount of those investments.

The excess of the cost of acquisition of the investments and the Group's equity in the investee's underlying net assets represents purchased goodwill. Equity method investment goodwill is not amortized but all equity investments are reviewed for impairment annually.

Loans and leases

Loans and leases—Loans are reported at their outstanding unpaid principal balances adjusted for charge-offs, the allowance for loan losses, and any deferred fees or costs on originated loans. Interest income is accrued on the unpaid principal balance.

Loan origination fees, net of certain direct origination costs, are deferred and recognized as an adjustment to the yield of the related loans.

There are no loans that have been originated which are intended for sale in the secondary market.

Investments in purchased loans or group of loans include the amount paid to the seller plus any fees paid or less any fees received. All other costs incurred in connection with acquiring purchased loans or committing to purchase loans are charged to expense as incurred. When the initial investment differs from the related loan's principal amount at the date of purchase, the difference is recognized as an adjustment of yield over the life of the loan.

Purchased loans with evidence of credit quality deterioration for which it is probable that the Group will not receive all contractually required payments receivable are accounted for as purchased credit impaired loans (“PCI loans”). The excess of the cash flows expected to be collected on PCI loans, measured as of the acquisition date, over the estimated fair value is referred to as the accretable yield and is recognized in interest income over the remaining life of the loan using a level yield methodology.

Loans also include aggregate rentals on lease financing transactions and residual values net of related unearned income. Lease financing transactions represent direct financing leases. Unearned income is amortized under a method that results in an approximate level rate of return when related to the unrecovered lease investment.

A loan is determined to be past due when any amount with respect to the loan is not collected when contractually due.

The Group has identified two portfolio segments in accordance with ASC 310-10-20 and its internal policies, consumer loans and commercial loans. Consumer loans consist of a large number of homogeneous loans of small amounts given to individual borrowers. Therefore, the consumer loans portfolio is diversified and more resilient to specific risks associated with individual borrowers, but may be more severely affected by changes in macroeconomic conditions (e.g. GDP evolution, unemployment and disposable income). Commercial loans in general consist of large exposures to fewer borrowers to cover their business financing needs. The commercial loans portfolio is less diversified, and therefore, more vulnerable to risks associated with individual borrowers.

The Group may elect fair value accounting for certain loans. Such loans are carried at fair value with changes in fair value reported in income statement.

Write Offs

Write-offs—The Group's write-off policy prescribes which loans and receivables fall into its scope and the criteria that must be met for each type of asset in order for each write-off to be approved by the relevant competent committee.

Loan amounts to be written off for accounting purposes are individually identified and fully provided for.

For all loan amounts written-off for accounting purposes, documentation is retained and is available to evidence and support the reasoning for the write-off and that the appropriate actions have been taken.

The following factors are taken into consideration when qualifying a loan for write-off:

(i)       The past due status of the loan.

(ii)       The existence of collateral held by the Group to secure the loan and the ability to liquidate that collateral.

(iii)       The status of legal actions undertaken by the Group as well as the results of recent research regarding the borrower's real estate property. However, completion of such legal actions is not a necessary condition to write-off a loan if the claim against the borrower would remain valid after the loan is written-off.

(iv)       The existence of other assets held by the borrower identified through available databases.

(v)       An assessment of the costs expected to be incurred for pursuing recovery compared to the expected recovery.

In particular:

(i)       Mortgages are written-off for accounting purposes after a maximum period in past-due of at least 10 years and when there is no realistic prospect of recovering those amounts. The competent business units ensure that all appropriate actions have been taken in order to collect and no further recovery action is possible or practicable.

(ii)       Unsecured consumer, credit card and Small Business Lending (“SBL”) exposures may not be written-off for accounting purposes even after a period of at least five years after the agreement is terminated.

(iii)       Corporate and secured SBL exposures are considered for write-off for accounting purposes on a case by case analysis, based on the general requirements (i)-(v) above.

In specific cases corroborated with legal evidence, such as for example fraud or bankruptcy of the borrower, exposures can be written-off for accounting purposes regardless of whether the criteria above are satisfied.

Written-off loans, either retail or corporate, are monitored until completion and exhaustion of legal actions, having taken into consideration the efforts and cost required.

Write-offs are approved by each competent committee in accordance with its authority limits prescribed in its charter.

Non-accruing loans

Non-accruing loans—In general, for domestic loans the accrual of interest is discontinued at the time the loan is 90 days delinquent unless the credit is well secured and in process of collection. Residential real estate loans are placed on non-accrual status at the time the loan is 180 days delinquent. For foreign loans the accrual of interest is typically discontinued at the time the loan is 90 days delinquent. In all cases, loans are placed on non-accrual status, or written-off at an earlier date, if collection of principal or interest is considered doubtful.

The interest on these loans is accounted for on a cash-basis, until qualifying for return to accrual. Interest income is recognized upon receipt of the cash. Loans are returned to accrual status when all the principal and interest amounts contractually due are reasonably assured of repayment within a reasonable time frame (except for loans that the agreement has been terminated), or when the loans are modified (see below).

Modifications and troubled debt restructurings ("TDRs")

Modifications and Troubled Debt Restructurings (“TDRs”)—Modifications are considered TDRs if, for economic or legal reasons related to the customer's financial difficulties, a concession is granted to the customer that the Group would not otherwise consider. The concession granted typically involves a modification of terms such as the change of the interest rate, or the reduction of the principal, or the interest accrued off-balance sheet of the loan or the extension of maturity at a stated interest rate lower than the current market rate for a new loan with similar risk.

Each modified loan resets the number of days past due. TDRs that were non-accruing at the time of the restructuring remain non-accruing until a minimum number of payments are made by the borrower, ranging from 4 to 12 depending on the loan product. Loans classified as TDRs are considered impaired.

Allowance for loan losses and reserves for unfunded lending commitments

Allowance for loan losses and reserves for unfunded lending commitments—The allowance for loan losses is management's estimate of probable incurred losses, including probable incurred losses related to loans modified in a trouble debt restructuring. A loan is considered impaired when, based on current information and events, it is probable that the Group will be unable to collect all amounts due, including principal and interest, according to the contractual terms of the agreement or when it has been classified as TDR.

Individually significant exposures are considered those which, if impaired would have a material impact on profit. Specifically, individually significant exposures are those customer exposures that, for each NBG Group entity, exceed the lower of 0.1% of the entity's statutory equity and EUR 750,000.

Once a loan has been identified as individually impaired, management measures impairment in accordance with ASC 310-10-35. Individually impaired loans are measured based on the present value of payments expected to be received, or for loans that are solely dependent on the collateral for repayment, the estimated fair value of the collateral. If the recorded investment in impaired loans exceeds the measure of estimated fair value, a specific allowance is established as a component of the allowance for loan losses.

The Group performs periodic and systematic detailed reviews of its lending portfolios to identify inherent risks and to assess the overall collectability of those portfolios. Specifically, our methodology has three primary components: specific allowances, coefficient analysis and homogeneous analysis.

Specific allowance: For individually significant commercial loans, specific allowances are recorded based on: historical loss experience, current economic conditions and performance trends within specific industry sectors, payment history, cash flow analysis, collateral value and any other pertinent information. Future expected cash flows take into consideration the customer's risk profile, historical information for similar customers as well as an estimate of the impact of current economic conditions and negative credit trends existing at the time of the assessment. These estimates are management's best estimates regarding the probable impact of the current economic environment on credit losses. If necessary, an allowance for loan losses is established for loans subject to specific allowance. Loss is measured as the difference between the loan's carrying amount and the present value of estimated future cash flows expected to be received.

Coefficient analysis: Most non-significant commercial loans are subject to coefficient analysis. A coefficient analysis is performed on commercial loans, for which no specific allowance is calculated, as described above and the related allowance is calculated using internal credit rating model. Individual loans are classified by the rating model into 21 risk categories, as described in the Corporate Credit Policy document. The rating class stems from the model algorithm taking into account both quantitative and qualitative factors like industry sector, payment history (including delinquency), capital structure etc. Each individual corporate customer is re-assessed at least once a year (and more frequently if necessary) and its rating may change based on the customer's financial position and prospects, qualitative criteria and current market conditions. Allowance percentages, or coefficients, based on historic loss rates among these groupings are then applied to determine the allowance for loan losses to be recorded. Our coefficient analysis for the commercial portfolio uses historical data to estimate the default rate assigned to each credit rating. Our rating model was first launched in the beginning of 2007. It was optimized for its use in Greece and validated and calibrated by an internationally recognized and independent advisor. Since then, it is monitored regularly by our Group Risk Management Division, following the Basel II guidelines on monitoring of rating models. The accuracy statistics has shown a slight deterioration in the predictive ability but still the model performs well within the accepted limits, so no change in criteria and weights was necessary. Loss rates are estimated at least annually as at the reporting date.

Homogeneous analysis: The allowance on certain homogeneous loan portfolios, which generally consist of mortgage loans, credit cards and other consumer loans in the consumer loans portfolio segment, and certain non-significant commercial loans is based on the valuation of aggregated portfolios of homogeneous loans, generally by loan type, products.

Loss forecast models are utilized for portfolios of homogeneous loans which consider a variety of factors including, but not limited to, historical loss experience, defaults or foreclosures based on portfolio trends, delinquencies and credit scores, and expected loss factors by loan type. In addition, in calculating our homogeneous allowances for loan losses we consider the current economic conditions and trends and changes in lending policies and procedures (see Note 13). The period analyzed for the estimation of the loss rates takes into consideration the long recovery periods historically observed in Greece, and is seven years for credit cards and consumer loans and over twelve years for mortgage loans. These longer recovery periods follow from Greek legislation and judicial system, as well as business practices.

Allowances for losses inherent in loans made through our branches and subsidiaries outside of Greece are estimated by the branch or subsidiary which originated the loan. Methodologies applied are similar to those employed by the Group, for loans in Greece.

Additions to the allowance for loan losses are made by charges to the provision for loan losses and credit exposures deemed to be uncollectible are charged against the provision for loan losses.

Subject to compliance with tax laws in each jurisdiction, a loan which is deemed to be uncollectible or forgiven is written off against the related provision for loans impairment. Subsequent recoveries of amounts previously charged as uncollectible are credited to provision for loan losses in the Income Statement.

Under Greek tax regulations, loans cannot be written off until legal remedies for recovery, which can be a very lengthy process, have been exhausted. Similar regulations apply to our subsidiaries outside Greece, however the legal process takes, in general, significantly less time than in Greece. Historical loss amounts are based on recoveries relating both to balances written off and to balances not written off because not all legal actions for recovery have been fully exhausted.

In addition to the allowance for loan losses, the Group also estimates probable losses related to unfunded lending commitments, such as commercial letters of credit, standby letters of credit and financial guarantees written. Additions to the reserve for unfunded lending commitments are made by charges to the provision for credit losses. The allowance is estimated using the methodology applied to commercial loans.

Fair Value

Fair Value—The Group measures the fair market values of its financial instruments in accordance with ASC 820 “Fair Value Measurements and Disclosures”, which establishes a framework for measuring fair value and also provides certain disclosure requirements. Also in accordance with ASC 820, the Group categorizes its financial instruments, based on the priority of inputs to the valuation technique, into a three-level hierarchy, as discussed below. Trading account assets and liabilities, derivative assets and liabilities, AFS debt and marketable equity securities, and certain other assets are carried at fair value. The Group has also elected to carry certain assets and liabilities at fair value in accordance with ASC 825 “Financial Instruments”. ASC 825 allows an entity the irrevocable option to elect fair value for the initial and subsequent measurement for certain financial assets and liabilities on a contract-by-contract basis.

The fair value disclosures are presented in Note 37. The levels of hierarchy with respect to the fair values are the following:

Level 1: Unadjusted quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities and derivative contracts that are traded in an active exchange market, as well as certain government securities that are highly liquid and are actively traded in over-the-counter (OTC) markets.

Level 2: Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 2 assets and liabilities include debt securities with quoted prices that are traded less frequently than exchange-traded instruments, as well as debt securities without quoted prices and certain derivative contracts whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques with inputs that are observable in the market or can be derived principally from or corroborated by observable market data. This category generally includes government and corporate debt securities with prices in markets that are not active and over-the-counter derivative contracts.

Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

Transfers between levels are recognized at the end of the reporting period.

Transfers into or out of Level 3 are made if the inputs used in the financial models measuring the fair values of the assets and liabilities become unobservable or observable, respectively, in the current marketplace.

Goodwill, software and other intangibles

Goodwill, software and other intangibles—Net assets of companies acquired in purchase transactions are recorded at fair value at the date of the acquisition. As such, the historical cost basis of individual assets and liabilities are adjusted to reflect their fair value. Goodwill is not amortized, but is reviewed at the reporting unit level for potential impairment at least on an annual basis at the end of the reporting period, or more frequently if events or circumstances indicate a potential impairment. The Group has an option to assess qualitative factors to determine if it is necessary to perform the goodwill impairment test. If, after assessing the totality of events or circumstances, the Group determines that it is not more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, no further testing is necessary. If, however, the Group determines that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, then the Group is required to perform the first step of the two-step goodwill impairment test. The impairment test is performed in two phases. The first step of the goodwill impairment test compares the fair value of the reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not impaired; however, if the carrying amount of the reporting unit exceeds its fair value, an additional procedure must be performed. That additional procedure compares the implied fair value of the reporting unit's goodwill with the carrying amount of that goodwill. An impairment loss is recorded to the extent that the carrying amount of goodwill exceeds its implied fair value. Intangible assets subject to amortization are evaluated for impairment if events and circumstances indicate a possible impairment. Intangible assets that are not subject to amortization are tested for impairment annually or more frequently if events or changes in circumstances indicate that the assets might be impaired. Intangible assets subject to amortization are amortized on a straight-line basis over the period benefited, using an estimated range of anticipated lives not exceeding a period of 20 years for software and 6 to 11 years for intangibles arising on acquisitions such as customer relationships and core deposits. Trade names have indefinite useful lives.

Premises and equipment

Premises and equipment—Premises and equipment, including buildings, are stated at cost less accumulated depreciation, except for land, which is stated at cost. Depreciation is provided on a straight-line depreciation basis over the estimated useful lives of individual assets and classes of assets. Maintenance, repairs and minor alterations are expensed as incurred.

Long-lived assets held for sale, including those that are to be disposed of, are evaluated for impairment when events or changes in circumstances indicate that the carrying amount may not be recoverable. Recoverability is evaluated by determining if the expected undiscounted future cash flows of a long-lived asset are lower than its carrying value. If not recoverable, the Group recognizes an impairment loss for the difference between the carrying amount and the estimated fair value of the asset. The impairment loss, if any, is reflected in non-interest expense.

Sale and leaseback transactions

Sale and leaseback transactions—We account for sale-leaseback transactions as financings. Accordingly, we record certain of the assets subject to these transactions on our consolidated balance sheets in property and equipment and the related sales proceeds as financing obligations. Payments on the leases are recognized as interest expense and a reduction of the related obligations.

Variable Interest Entities

Variable Interest Entities—The Group is involved with VIEs in the normal course of business. The primary use of VIEs is to obtain sources of liquidity for the Group. The Group is also involved in VIEs used for the securitization of certain loans as discussed below.

VIEs are entities defined in ASC 810 “Consolidation” as entities which either have a total equity investment at risk that is insufficient to permit the entity to finance its activities without additional subordinated financial support or whose equity investors lack the characteristics of a controlling financial interest (i.e., ability to make significant decisions through voting rights, right to receive the expected residual returns of the entity, and obligation to absorb the expected losses of the entity). Investors that finance the VIE through debt or equity interests, or other counterparties that provide other forms of support, such as guarantees, or subordinated fee arrangements, are variable interest holders in the entity.

The Group is deemed to have a controlling financial interest and is the primary beneficiary of a VIE if it has both the power to direct the activities that most significantly impact the VIE's economic success and a right to receive benefits or absorb losses of the entity that could be potentially significant to the VIE. The Group continually reassesses whether it is the primary beneficiary of a VIE.

Collateralized Financing Entity: A variable interest entity that holds financial assets, issues beneficial interests in those financial assets, and has no more than nominal equity. The beneficial interests have contractual recourse only to the related assets of the collateralized financing entity and are classified as financial liabilities. A collateralized financing entity may hold nonfinancial assets temporarily as a result of default by the debtor on the underlying debt instruments held as assets by the collateralized financing entity or in an effort to restructure the debt instruments held as assets by the collateralized financing entity. A collateralized financing entity also may hold other financial assets and financial liabilities that are incidental to the operations of the collateralized financing entity and have carrying values that approximate fair value (for example, cash, broker receivables, or broker payables).

For additional information on certain of our VIEs, see Note 13.

Securitization

Securitization—The Group securitizes, sells and services interests in residential mortgage loans, credit cards, consumer and commercial loans. In general the loans are sold to VIEs, which issue securities collateralized with these assets. The accounting for these activities is governed by ASC 860 “Transfers and Servicing”. When a financial asset is transferred, the Group assesses whether the transferor and its consolidated affiliates have surrendered control over the transferred financial assets, determining first whether the transferee should be consolidated. A transfer of an entire financial asset, or a portion of a financial asset that meets the definition of a participating interest, in which the Group has surrendered control over those financial assets shall be accounted for as a sale if and only if all of the following conditions are met:

(a)       the transferred financial assets have been isolated from the Group—put presumptively beyond the reach of the Group and its creditors, even in bankruptcy or other receivership;

(b)       each transferee has the right to pledge or exchange the assets it received, and no condition both constrains the transferee from taking advantage of its rights to pledge or exchange and provided more than a trivial benefit to the Group; and

(c)       the Group does not maintain effective control over the transferred assets through either (1) an agreement that both entitles and obligates the Group to repurchase or redeem them before their maturity, (2) the ability to unilaterally cause the holder to return specific assets other than through a cleanup call or (3) an agreement that permits the transferee to require the Group to repurchase the transferred financial assets at a price that is so favorable to the transferee that it is probable that the transferee will require the Group to repurchase them.

For transfers of financial assets recorded as sales, the Group recognizes and initially measures at fair value all assets obtained (including beneficial interests) and liabilities incurred. The Group recognizes a gain or loss in net trading gain/(loss) for the difference between the carrying amount and the fair value of the assets sold.

Income taxes

Income taxes—Income taxes payable on profits, based on the applicable tax laws in each jurisdiction, are recognized as an expense in the period in which profits arise. The Group accounts for deferred income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements.

Deferred income tax assets and liabilities are determined using the asset and liability (or balance sheet) method based on enacted income tax rates/laws expected to apply upon reversal. Under this method, the net deferred tax asset or liability is determined based on the tax effects of the differences between the book and tax bases of the balance sheet assets and liabilities. The impact on changes in tax laws and rates are recognized in their entirety within income tax expense in the period that includes the date of enactment in the respective jurisdiction.

Recognition of deferred tax assets is based on Management's belief that it is more likely than not that the tax benefit associated with certain temporary differences, such as tax operating loss carry forward and tax credits, will be realized, based on all available evidence. A valuation allowance is recorded to reduce the amount of the deferred tax assets to the highest amount that is more likely than not to be realized. In making such determination, the Group considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax planning strategies and recent financial results. In the event the Group was to determine that it would be able to realize its deferred income tax assets in the future in excess of their net recorded amount, it would make an adjustment to the valuation allowance which would reduce the provision for income taxes.

The Group does not recognize in its financial statements tax benefits for tax positions unless it has met the recognition and measurement principles contained in ASC 740 “Income taxes”. A benefit can only be recognized if it is “more likely than not” that the benefit will be sustained on audit by the taxing authority based solely on the technical merits of the associated tax position. In this evaluation, the Group assumes that the position (1) will be examined by a taxing authority that has full knowledge of all relevant information and (2) will be resolved in the court of last resort. If the recognition threshold is not met, no benefit is recognized, even when the Group believes that a certain amount of benefit will ultimately be realized. Tax benefits for positions meeting the recognition criteria, are recognized in the financial statements in the amount that is at least more likely than not to be sustained upon settlement with the tax authorities. The Group recognizes interest accrued related to unrecognized tax benefits and penalties as income tax expense.

Insurance operations

Insurance operations—Insurance operations include both life and general (property and casualty) insurance underwriting operations. Life insurance underwriting operations include traditional and universal life-type contracts. Traditional basic life insurance policies with regular and single premium mode are accounted for as long-duration and limited-payment contracts respectively. Riders attached to basic life policies distinguished by the ability of the Group to apply premium increases in order to absorb adverse claims experience. Property and Casualty insurance policies are accounted for as short duration contracts and their corresponding liabilities (Unearned premium reserves, Unexpired risk reserve, Outstanding claims reserve and Provision for claims incurred but not reported (“IBNR”)) are included in Insurance Reserves in the accompanying Consolidated Balance Sheet. Income from insurance operations and expenses such as insurance claims, reserves movement, commissions and reinsurance premium ceded are included in other non-interest income and expenses, respectively. In particular, premiums from life insurance and mortgage payment insurance plans are included in “Other non-interest income”, whereas claims, reserve movement and commissions are included in “Other non-interest expense”.

Premium revenues from traditional life insurance policies (long-duration contracts) are recognized as revenue as and when they become due from policyholders. Premiums collected on universal life-type contracts are not reported as revenue. Revenues from such contracts represent amounts assessed against policyholders and are reported in the period that the amounts are assessed. Premium income from short duration contracts, including reinsurance assumed, is recognized over the life of the policy. Income and costs on policies, which relate to subsequent periods are deferred and recognized in the period to which they relate. Liabilities for outstanding claims and claim adjustment expenses are estimates of payments to be made for reported claims and claim adjustment expenses and estimates of claim and claim adjustment expenses incurred but not reported. These liabilities are determined using case basis evaluations and statistical analyses of historical loss patterns and represent estimates of the ultimate cost of all losses incurred but not paid. These estimates are continually reviewed and adjusted as necessary; adjustments are recognized in the period in which the adjustments occur.

The Group establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with U.S.GAAP and applicable actuarial standards. For long duration contracts, principal assumptions used in the establishment of liabilities for future policy benefits are future investment yields, mortality, expenses, options and guarantees, morbidity and termination rates at the time of inception of insurance contracts. Original assumptions are adjusted to reflect actual experience and may require the establishment of premium deficiency reserve. Revised assumptions reflect estimates of future monetary inflation, medical inflation, the swap rate of bonds as at the end of each reporting period and recent experience concerning risk factors mentioned above. An appropriate discount factor is used. Premium deficiency reserve may also be established for short duration contracts to provide for expected future losses. These reserves are based on actuarial estimates of the amount of loss inherent in that period, including losses incurred for which claims have not been reported. Changes in the premium deficiency reserve are recognized in the period in which the changes occur. The liability for policy benefits for universal life type contracts is calculated as the balance accrued to the benefit of the policyholders at the reporting date and the amount necessary to cover any loss expected to incur due to guarantees offered to policyholders at maturity of the contract.

The Group incurs costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts, including commissions and other incremental direct costs of contract acquisition, are capitalized and recognized in other assets. All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred. Deferred acquisition costs are amortized over the terms of the insurance policies.

For each of its reinsurance agreements, the Group determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Group's obligations as the primary insurer. The Group reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the Consolidated Balance Sheets. Amounts currently recoverable under reinsurance agreements are included in Other Assets and amounts currently payable are included in Other Liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Group under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

Pensions

Pensions—The Group sponsors both defined contribution and defined benefit pension plans, including defined benefit plans for children of Group personnel. The Group also provides termination indemnities to its retiring staff, depending on the Group company and the jurisdiction in which it operates.

Contributions to defined contribution plans are charged to the income statement as employee benefits when the employee renders service to the Group.

With regards to defined benefit pension plans, the Group calculates the projected benefit obligation at the end of each reporting period as the actuarial present value of all benefits attributed to employee service rendered based on the respective plan's benefit formula. This obligation less the fair value of any plan assets represents the funded status of the Group's plans and is recognized in the consolidated balance sheet under accounts payable, accrued expenses and other liabilities. Key assumptions used for the actuarial calculation are determined by the Group through future projections, which are based on historical trends, current market data and agreements between Group companies and their staff. Net periodic pension cost is recognized in the Group's income statement under employee benefits and includes service cost (the actuarial present value of benefits attributed to services rendered by employees), expected return on plan assets, amortization of prior service cost or credit and actuarial gains or losses. Net gains and losses are amortized to net periodic pension cost if, as of the beginning of the year, that net gain or loss exceeds 10 percent of the greater of the projected benefit obligation or the market related value of plan assets. Amortization of net gains and losses and prior service cost is performed over the average remaining service period of active employees expected to receive benefits under the plan.

Other assets and other liabilities

Other assets and other liabilities—Other assets include, among other items, assets acquired through foreclosure proceedings, accounts receivable of non-financial services sector subsidiaries, deferred tax assets and taxes withheld.

Other liabilities include, among other items, accrued expenses and deferred income, deferred tax liabilities, accrued interest and commissions, pension liabilities, dividends payable and other accounts payable.

Foreclosed assets

Foreclosed assets—Foreclosed assets arise when the Group initiates legal actions for debt collection upon the recognition that repayment or restructuring of the debt cannot be achieved. In case the exposures are collateralized with assets, legal actions involve the initiation of an auction program that targets the repayment of the loans through the collateral liquidation value.

The Group, under certain government-sponsored loan guarantee programs, can extend mortgage loans to borrowers with a guarantee that entitles the Group to recover all or a portion of the unpaid principal balance from the government if the borrower defaults. A mortgage loan is derecognized and a separate other receivable is recognized upon foreclosure if the following conditions are met: (1) The loan has a government guarantee that is not separable from the loan before foreclosure. (2) At the time of foreclosure, the Group has the intent to convey the real estate property to the guarantor and make a claim on the guarantee, and the Group has the ability to recover under that claim and (3) At the time of foreclosure, any amount of the claim that is determined on the basis of the fair value of the real estate is fixed. Upon foreclosure, the separate other receivable is measured based on the amount of the loan balance (principal and interest) expected to be recovered from the guarantor.

Assets that are classified as “foreclosed assets” are included in other assets upon actual foreclosure or when physical possession of the collateral is taken, through mutual agreement or court action. These assets are reported as held for sale in accordance with ASC 360-10-45-9. Foreclosed properties are initially measured at the fair value of the property less estimated costs to sell. Prior to foreclosure, any write-downs, if necessary, are charged to the allowance for loan losses. Subsequent to foreclosure, gains or losses on the sale of, and losses on the periodic revaluation of, foreclosed properties are recorded in “Net other income/(expense)”.

Discontinued operations

Discontinued operations—A discontinued operation is a component of the Group that comprises operations and cash flows that can be clearly distinguished, operationally and for financial reporting purposes, from the rest of the entity. Classification as discontinued operations occurs upon disposal or when the operations meet the criteria to be classified as held for sale.

Particularly, a disposal of a component of the Group or a group of components of the Group is reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on the Group's operations and financial results when any of the following occurs:

1.       The component of the Group or group of components of the Group meets the criteria for classification as held for sale.

2.       The component of the Group or group of components of the Group is disposed of by sale.

3.       The component of the Group or group of components of the Group is disposed of other than by sale (for example, by abandonment or in a distribution to owners in a spinoff).

Examples of a strategic shift that has (or will have) a major effect on the Group's operations and financial results could include a disposal of a major geographical area, a major line of business, a major equity method investment, or other major parts of the Group.

Discontinued operations are presented on the face of the consolidated statement of income and comprehensive income.

Dividend policy

Dividend policy

Current provisions applying to the bank under the HFSF recapitalization framework

Pursuant to the HFSF Law, and in line with the provisions of the Amended Relationship Framework Agreement with the HFSF, the HFSF's representative who sits on the Board of Directors has veto right over decisions regarding the distribution of dividends.

In line with the provisions of the HFSF Law, for as long as the Bank participates in the recapitalization program under the HFSF Law, as currently applies, distribution of dividends may not exceed 35% of net profits, as these are particularly determined within Greek Law 148/1967, as in force.

Finally, according to Article 16C of the HFSF Law, as long as the HFSF participates in the capital of credit institutions, these credit institutions are not allowed to purchase own shares without the HFSF's prior approval.

Provisions on Payments of Dividends in line with the Capital Requirements Directive and Greek Company Law

Payment of dividends by the Bank is also subject to compliance with the Capital Requirements Directive (Directive 2013/36/EU transposed into Greek Law 4261/2014), Greek Company Law (Law 2190/1920), and its Articles of Association.

In particular, the Bank's profit for a relevant period would be allocated as follows:

(a)       between 5% and 20% of our net profits for the period (based on IFRS), if any, are allocated to a statutory reserve until this reserve equals at least one half of the Bank's share capital. Once this requirement is satisfied, the allocation of further profits to the statutory reserve is not mandatory. The allocation of profits to the statutory reserve will again become mandatory if the reserve subsequently falls below one half of the share capital;

(b)       according to article 3 of Greek Law 148/1967, the Bank is required to pay a minimum dividend equal to at least 35% of net profit of the Bank for the period of the year, if any, after the deduction of the amount allocated to the aforementioned statutory reserve and of any profits resulting from the sale of equity participations that represent at least 20% of the paid-up share capital of a subsidiary company, in which the Bank has held an equity participation for at least ten years, as long as the relevant amount of the distributable part of profits is bigger than the amount resulting from the application of article 45 par.2(b) of Greek Company Law 2190/1920 and article 3 of Greek Law 148/1967. Any unrealized net gains from valuation of financial instruments at fair value after the deduction of losses due to the same reason is excluded from the calculation of mandatory dividends prescribed by the applicable framework. The General Meeting, by a majority representing 65% of the paid-up share capital may decide to distribute less than the minimum dividend required by Greek Law 148/1967. In such case, the undistributed dividend (up to at least 35% over net profit prescribed by article 3 par. 1 of Greek Law 148/1967), must be transferred to a special reserve which must, within four years following its formation, be distributed in the form of a share dividend. Alternatively, the General Meeting by a majority representing 70% of the Bank's paid-up share capital, may vote to distribute an amount lower than the minimum obligatory dividend or not to pay any dividend whatsoever without transferring the relevant amounts to a special reserve; and

(c)       subject to paragraph (b) above, after deduction of the minimum obligatory dividend, a portion of profits, to be determined by the General Meeting may be allocated to special reserves and an amount may be deducted in respect of fees payable to the members of the Board of Directors and any remaining profits may be distributed as an additional dividend or treated as retained earnings.

Subject to the provisions regulating a share capital decrease, no profits may be distributed to shareholders if at the end of the previous financial year, the Bank's total equity is, or as a result of the said distribution will be, less than the Bank's share capital plus mandatory reserves, whose distribution is prohibited by law or its Articles of Association.

The distributable profits shall not exceed the results of the last financial year on an unconsolidated basis net of tax, plus retained earnings and reserves the distribution of which is allowed (and has been approved by the General Meeting), less any losses carried forward and any amounts required by law or its Articles of Association to be allocated towards the formation of reserves. The profits to be distributed are payable to the shareholders within two months from the approval of the annual financial statements at the Annual General Meeting. A shareholder's claim to a declared dividend is subject to a five-year statute of limitations, after which the dividend passes to the Hellenic Republic.

Pursuant to relevant legislation, the Bank may also distribute interim dividends at the discretion of its Board of Directors, so long as it submits at least 20 days before the distribution of such dividends to the Ministry of Economy, Development and Tourism an accounting statement of the Bank, and while fulfilling publicity requirements in line with article 46 of Greek Company Law 2190/1920. Interim dividends may not exceed one-half of the net profits, as stated in such accounting statements.

Pursuant to Article 131 of the CRD Law (which transposed into Greek Law article 141 of the CRD IV Directive), the Bank may not make, inter alia, dividend payments, if and to the extent that such payment would cause, when aggregated with other distributions in connection with CET1 referred to in paragraph 1 of Article 131 of Greek law 4261/2014 (which transposed into Greek law Article 141(2) of the CRD IV Directive) the Maximum Distributable Amount to be exceeded. In particular, under Article 131 of Greek Law 4261/2014, credit institutions that meet the combined buffer requirement, are prohibited from making a distribution in connection with CET1 to an extent that would decrease its CET1 capital to a level where the combined buffer requirement is no longer met, whereas credit institutions that fail to meet the “combined buffer requirement” must determine a Maximum Distributable Amount to be calculated in accordance with the provisions of the CRD Law and notify such Maximum Distributable Amount to the Bank of Greece. In the latter case, the credit institution shall not undertake any of the following actions before it has calculated the Maximum Distributable Amount: (a) make a distribution in connection with Common Equity Tier 1 capital; (b) create an obligation to pay variable remuneration or discretionary pension benefits or pay variable remuneration if the obligation to pay was created at a time when the institution failed to meet the combined buffer requirements; (c) make payments on Additional Tier 1 instruments While an institution fails to meet or exceed its combined buffer requirement, it shall not distribute through any action referred to in the preceding paragraph more than the Maximum Distributable Amount calculated in accordance with article 131 of Greek Law 4261/2014. The above requirement for restrictions on distributions shall apply during the transitional period between January 1, 2016 and December 31, 2018 where institutions fail to meet the combined buffer requirement.

The restrictions will be scaled according to the extent of the breach of the “combined buffer requirement” and calculated as a percentage of the profits of the institution since the last distribution of profits or “discretionary payment”. Such calculation will result in a Maximum Distributable Amount in each relevant period. As an example, the scaling is such that in the first (that is the lowest) quartile of the “combined buffer requirement”, no “discretionary distributions” will be permitted to be paid. In the event of a breach of the “combined buffer requirement”, the Bank will be required to calculate its Maximum Distributable Amount, and as a consequence it may be necessary for the Bank to reduce discretionary payments, including by exercising its discretion to cancel (in whole or in part) dividend payments. The “combined buffer requirements” will be breached if the Bank fails to meet one of the minimum capital ratios applicable to the Bank, as well as, in certain other circumstances.

Resale and repurchase agreements

Resale and repurchase agreements—The Group enters into securities purchases under agreements to resell (resale agreements) and securities sales under agreements to repurchase (repurchase agreements) of substantially identical securities. Resale agreements and repurchase agreements are accounted for as secured lending and secured borrowing transactions, respectively. The Group, as a secured party, generally has the right to require the counterparties to provide collateral, including letters of credit, cash, securities and other financial assets.

The amounts advanced under resale agreements and the amounts borrowed under repurchase agreements are carried on the consolidated balance sheet at the amount advanced or borrowed plus accrued interest. The market value of these securities is monitored and the level of collateral is adjusted accordingly.

Repurchase-to-maturity transactions—A repurchase agreement in which the settlement date of the agreement to repurchase a transferred financial asset is at the maturity date of that financial asset and the agreement does not require the transferor to reacquire the financial asset is accounted for as secured borrowing as if the transferor maintains effective control.

Repurchase financing arrangements—An initial transfer of a financial asset and a contemporaneous repurchase agreement repurchase agreement with the same counterparty are accounted for separately. The repurchase agreement is recognized as secured borrowing.

Repurchase of own debt

Repurchase of own debt—Repurchase of own debt is accounted for as a derecognition in accordance with ASC 405-20 “Liabilities—Extinguishment of liabilities”. On the date of extinguishment the difference between the carrying value (which includes amortization of any premium/discount and issue costs up to the re-acquisition date) and the acquisition price is recorded as a gain in the income statement.

Share based payment transactions

Share-based payment transactions—The Bank has approved Group-wide share options plans for the executive members of the Board of Directors, management and staff of the Group. The fair value of the employee services received in exchange for the grant of the options is recognized as a compensation cost, with the corresponding credit recognized in equity. The total amount to be expensed over the requisite period, which is determined by reference to the fair value of the share options granted, is calculated with the graded vesting attribution method. The fair value of the options is determined using an option-pricing model that takes into account the stock price at the grant date, the exercise price, the expected life of the options, the expected volatility of and the expected dividends on the underlying stock, and the risk-free interest rate over the expected life of the option.

When the options are exercised and new shares are issued, the proceeds received net of any transaction costs are credited to common stock and additional paid-in capital.

Accumulated other comprehensive income / (loss) (Accumulated OCI)

Accumulated other comprehensive income/(loss) (Accumulated OCI)—The Group records unrealized gains and losses on AFS Securities, unrecognized actuarial gains and losses, transition obligation and prior service costs on Pension and Postretirement plans and foreign currency translation adjustments in Accumulated OCI, net of tax. Gains and losses on AFS Securities are reclassified to income statement as the gains or losses are realized upon sale of the securities. Other-than-temporary impairment charges are reclassified to income statement at the time of the charge. Translation gains or losses on foreign currency translation adjustments are reclassified to income statement upon the substantial sale or liquidation of investments in foreign operations.

Treasury stock

Treasury stock—The Group's parent company's common stock, owned by the Group entities, is considered to be treasury stock and is recorded at cost. Gains and losses on disposal of treasury stock are recorded in equity.

Earnings per share

Earnings per share—Basic earnings per share is computed by dividing income available to common shareholders by the weighted average number of ordinary shares outstanding for the period. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts were exercised and is computed after giving consideration to the weighted average dilutive effect of these common stock equivalents.

Adjustments to the carrying amount of redeemable non-controlling interest in the form of a common stock instrument with a fair value redemption feature do not impact earnings per share.

For the purpose of the earnings per share calculations, shares owned by entities within the Group are not included in the calculations of the denominators.

Use of estimates

Use of estimates—In preparing these consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the consolidated balance sheets and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

Recently adopted accounting pronouncements

Recently adopted accounting pronouncements

In August 2014, the FASB issued ASU 2014-13 “Measuring the Financial Assets and the Financial Liabilities of a Consolidated Collateralized Financing Entity”. The amendments in ASU 2014-13 provide an alternative to Topic 820, Fair Value Measurement, for measuring the financial assets and the financial liabilities of a consolidated collateralized financing entity to eliminate the difference in the fair value of the financial assets of a collateralized financing entity, as determined under U.S. GAAP, when they differ from the fair value of its financial liabilities even when the financial liabilities have recourse only to the financial assets. When the measurement alternative is elected, both the financial assets and the financial liabilities of the collateralized financing entity should be measured using the more observable of the fair value of the financial assets or the fair value of the financial liabilities. The amendments clarify that when the measurement alternative is elected, a reporting entity's consolidated net income (loss) should reflect the reporting entity's own economic interests in the collateralized financing entity, including: (1) changes in the fair value of the beneficial interests retained by the reporting entity, and (2) beneficial interests that represent compensation for services. The amendments in this ASU are effective for annual periods and interim periods within those annual periods beginning after December 15, 2015. The implementation of these amendments by the Group did not have an impact on the Group's financial position, results of operations and disclosures.

In August 2014, the FASB issued ASU 2014-15 “Presentation of Financial Statements—Going Concern (Subtopic 205-40) Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern”. The amendments in this Update require that in connection with preparing financial statements for each annual and interim reporting period, an entity's management should evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity's ability to continue as a going concern within one year after the date that the financial statements are issued (or within one year after the date that the financial statements are available to be issued when applicable). The amendments in ASU 2014-15 are intended to define management's responsibility to evaluate whether there is substantial doubt about an organization's ability to continue as a going concern and to provide related footnote disclosures. The amendments in this Update are effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. The implementation of these amendments by the Group did not have an impact on the Group's financial position, results of operations and disclosures.

In January 2015, the FASB issued ASU No. 2015-01 “Income Statement—Extraordinary and Unusual Items (Subtopic 225-20)”. The objective of this Update is to simplify the income statement presentation requirements in Subtopic 225-20 by eliminating the concept of extraordinary items. Extraordinary items are events and transactions that are distinguished by their unusual nature and by the infrequency of their occurrence. Eliminating the extraordinary classification simplifies income statement presentation by altogether removing the concept of extraordinary items from consideration. The amendments in this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. A reporting entity also may apply the amendments retrospectively to all prior periods presented in the financial statements. The implementation of these amendments by the Group did not have an impact on the Group's results of operations and disclosures.

In February 2015, the FASB issued ASU No. 2015-02 “Consolidation (Topic 810)”. The amendments in this Update affect reporting entities that are required to evaluate whether they should consolidate certain legal entities. All legal entities are subject to reevaluation under the revised consolidation model. Specifically, the amendments:

1.       Modify the evaluation of whether limited partnerships and similar legal entities are variable interest entities (VIEs) or voting interest entities.

2.       Eliminate the presumption that a general partner should consolidate a limited partnership.

3.       Affect the consolidation analysis of reporting entities that are involved with VIEs, particularly those that have fee arrangements and related party relationships.

4.       Provide a scope exception from consolidation guidance for reporting entities with interests in legal entities that are required to comply with or operate in accordance with requirements that are similar to those in Rule 2a-7 of the Investment Company Act of 1940 for registered money market funds.

The amendments in this Update are effective for public business entities for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2015. A reporting entity may also apply the amendments retrospectively. The implementation of these amendments by the Group did not have a significant impact on the Group's financial position, results of operations and disclosures (see Note 12).

In April 2015, the FASB issued ASU No. 2015-03—“Interest—Imputation of Interest (Subtopic 835-30)”. To simplify presentation of debt issuance costs, the amendments in this Update require that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The recognition and measurement guidance for debt issuance costs are not affected by the amendments in this Update. For public business entities, the amendments in this Update are effective for financial statements issued for fiscal years beginning after December 15, 2015. Early adoption of the amendments in this Update is permitted for financial statements that have not been previously issued. The implementation of these amendments by the Group did not have a significant impact on the Group's financial position.

In April 2015, the FASB issued ASU No. 2015-05—“Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40)”. The objective of the amendments in this Update is to address the concerns of stakeholders that the lack of guidance about a customer's accounting for fees in a cloud computing arrangement leads to unnecessary cost and complexity when evaluating the accounting for those fees, as well as some diversity in practice. The amendments in this ASU help entities evaluate the accounting for fees paid by a customer in a cloud computing arrangement by providing guidance as to whether an arrangement includes the sale or license of software. The amendments are effective for public business entities for annual periods, including interim periods within those annual periods, beginning after December 15, 2015. The implementation of these amendments by the Group did not have a significant impact on the Group's financial position, results of operations and disclosures.

In May 2015, the FASB issued ASU 2015-07 “Fair Value Measurement (Topic 820)”, which is intended to reduce diversity in practice related to the categorization of investments measured at NAV within the fair value hierarchy. The ASU removes the current requirement to categorize investments for which fair value is measured using the NAV per share practical expedient within the fair value hierarchy. The amendments also remove the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share practical expedient. Rather, those disclosures are limited to investments for which the entity has elected to measure the fair value using that practical expedient. The amendments in this Update are effective for public business entities for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. A reporting entity should apply the amendments retrospectively to all periods presented. The implementation of these amendments by the Group did not have a significant impact on the Group's financial position, results of operations and disclosures.

In May 2015, the FASB issued ASU 2015-09 “Financial Services—Insurance (Topic 944) Disclosures about Short-Duration Contracts”. The amendments in ASU 2015-09 require insurance entities to disclose for annual reporting periods information about the liability for unpaid claims and claim adjustment expenses. The amendments also require insurance entities to disclose information about significant changes in methodologies and assumptions used to calculate the liability for unpaid claims and claim adjustment expenses, including reasons for the change and the effects on the financial statements. In addition, the amendments require insurance entities to disclose for annual and interim reporting periods a roll-forward of the liability for unpaid claims and claim adjustment expenses. For health insurance claims, the amendments require the disclosure of the total of incurred-but-not-reported liabilities and expected development on reported claims included in the liability for unpaid claims and claim adjustment expenses. The amendments in this Update are effective for annual periods beginning after December 15, 2015, and interim periods within annual periods beginning after December 15, 2016. The implementation of these amendments by the Group did not have a significant impact on the Group's financial position, results of operations and disclosures.

In September 2015, the FASB issued ASU 2015-16 “Business Combinations (Topic 805): Simplifying the Accounting for Measurement-Period Adjustments”. The amendments in this Update require that an acquirer recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. The amendments in this Update require that the acquirer record, in the same period's financial statements, the effect on earnings of changes in depreciation, amortization, or other income effects, if any, as a result of the change to the provisional amounts, calculated as if the accounting had been completed at the acquisition date. The amendments in this Update require an entity to present separately on the face of the income statement or disclose in the notes the portion of the amount recorded in current-period earnings by line item that would have been recorded in previous reporting periods if the adjustment to the provisional amounts had been recognized as at the acquisition date. The amendments in this Update are effective for fiscal years beginning after December 15, 2015, including interim periods within those fiscal years. The amendments in this Update are applied prospectively to adjustments to provisional amounts that occur after the effective date of this Update with earlier application permitted for financial statements that have not been issued. The implementation of these amendments by the Group did not have an impact on the Group's financial position, results of operations and disclosures.

Recently issued accounting pronouncements

Recently issued accounting pronouncements

In May 2014, the FASB issued ASU 2014-09 “Revenue from Contracts with Customers (Topic 606)”. The guidance in this Update affects any entity that either enters into contracts with customers to transfer goods or services or enters into contracts for the transfer of nonfinancial assets unless those contracts are within the scope of other standards (for example, insurance contracts or lease contracts). The ASU will replace most existing revenue recognition guidance in U.S. GAAP. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The ASU outlines key steps that an entity should follow to achieve the core principle. ASU 2014-09, as amended by ASU 2015-14 “Deferral of the Effective Date”, ASU 2016-08 “Principal versus Agent Considerations (Reporting Revenue Gross versus Net)”, ASU 2016-10 “Identifying Performance Obligations and Licensing”, ASU 2016-11 “Rescission of SEC Guidance Because of Accounting Standards Updates 2014-09 and 2014-16 Pursuant to Staff Announcements at the March 3, 2016 EITF Meeting” and ASU 2016-12 “Narrow-Scope Improvements and Practical Expedients” and ASU 2016-20 “Technical Corrections and Improvements”, becomes effective on January 1, 2018. Early application is permitted for annual periods beginning after December 15, 2016; however, the Group does not expect to early adopt. The ASU is not applicable to financial instruments and, therefore, is not expected to impact a majority of the Group's revenue, including net interest income. The Group is evaluating the effect that ASU 2014-09 will have on the revenue streams within its scope, including the presentation of certain contract expenses, as well as changes in disclosures required by the new guidance.

In January 2016, the FASB issued ASU 2016-01 “Financial Instruments—Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities”. The amendments in this Update address certain aspects of recognition, measurement, presentation and disclosure of financial instruments. The amendments primarily affect the accounting for equity investments, financial liabilities under the fair value option and the presentation and disclosure requirements for financial instruments. The amendments in this ASU are effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The ASU permits early adoption of the own credit provision. The Group has not applied these amendments and is currently evaluating the impact of the adoption on the Group's financial position, results of operations and disclosures.

In February 2016, the FASB issued ASU 2016-02 “Leases (Topic 842)”, which is intended to increase transparency and comparability of accounting for lease transactions. The ASU will require all leases to be recognized on the balance sheet as lease assets and lease liabilities and will require both quantitative and qualitative disclosures regarding key information about leasing arrangements. Lessor accounting is largely unchanged. The amendments in this ASU are effective for fiscal years beginning after December 15, 2018, with a modified retrospective transition that will be applied to all prior years presented. Early application of the amendments in this Update is allowed. The Group has not applied these amendments and is currently evaluating the extent of the impact on the Group's financial position, results of operations and disclosures.

In March 2016, the FASB issued ASU 2016-05 “Derivatives and Hedging (Topic 815), Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships”. The amendments in this Update clarify that a change in the counterparty to a derivative instrument that has been designated as the hedging instrument under Topic 815 does not, in and of itself, require dedesignation of that hedging relationship provided that all other hedge accounting criteria (including those in paragraphs 815-20-35-14 through 35-18) continue to be met. The amendments in this Update are effective for financial statements issued for fiscal years beginning after December 15, 2016, and interim periods within those fiscal years. An entity has an option to apply the amendments in this Update on either a prospective basis or a modified retrospective basis. The Group has not applied these amendments but the ASU is not expected to have an impact on the Group's financial position and results of operations.

In March 2016, the FASB issued ASU 2016-06 “Derivatives and Hedging (Topic 815), Contingent Put and Call Options in Debt Instruments”. The amendments in this Update clarify the requirements for assessing whether contingent call (put) options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt hosts. An entity performing the assessment under the amendments in this Update is required to assess the embedded call (put) options solely in accordance with the four-step decision sequence and it does not have to assess whether the event that triggers the ability to exercise a call (put) option is related to interest rates or credit risks. The amendments in this Update are effective for financial statements issued for fiscal years beginning after December 15, 2016, and interim periods within those fiscal years. The Group has not applied these amendments and is currently evaluating the extent of the impact on the Group's financial position, results of operations and disclosures.

In March 2016, the FASB issued ASU 2016-07 “Investments—Equity Method and Joint Ventures (Topic 323), Simplifying the Transition to the Equity Method of Accounting”. The amendments in this Update eliminate the requirement that when an investment qualifies for use of the equity method as a result of an increase in the level of ownership interest or degree of influence, an investor must adjust the investment, results of operations, and retained earnings retroactively on a step-by step basis as if the equity method had been in effect during all previous periods that the investment had been held. The amendments require that the equity method investor add the cost of acquiring the additional interest in the investee to the current basis of the investor's previously held interest and adopt the equity method of accounting as at the date the investment becomes qualified for equity method accounting. Therefore, upon qualifying for the equity method of accounting, no retroactive adjustment of the investment is required. The amendments in this Update require that an entity that has an available-for sale equity security that becomes qualified for the equity method of accounting recognize through earnings the unrealized holding gain or loss in accumulated other comprehensive income at the date the investment becomes qualified for use of the equity method. The amendments in this Update are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. The amendments should be applied prospectively upon their effective date to increases in the level of ownership interest or degree of influence that result in the adoption of the equity method. Earlier application is permitted. No additional disclosures are required at transition. The Group has not applied these amendments but the ASU is not expected to have a material impact on the Group's financial position, results of operations and disclosures.

In March 2016, the FASB issued ASU 2016-09 “Compensation—Stock Compensation (Topic 718), Improvements to Employee Share-Based Payment Accounting”. The areas for simplification in this Update involve several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. Some of the areas for simplification apply only to nonpublic entities. The amendments in this Update are effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. Early adoption is allowed. The Group has not applied these amendments but the ASU is not expected to have an impact on the Group's financial position, results of operations and disclosures.

In June 2016, the FASB issued ASU 2016-13 “Financial Instruments—Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments”. The main objective of this Update is to provide financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. To achieve this objective, the amendments in this Update replace the incurred loss impairment methodology in current GAAP with a new accounting model, the Current Expected Credit Losses Model (CECL), which requires earlier recognition of credit losses, while also providing additional transparency about credit risk. The FASB's CECL model utilizes a lifetime “expected credit loss” measurement objective for the recognition of credit losses for loans, held-to-maturity securities and other receivables at the time the financial asset is originated or acquired. The expected credit losses are adjusted each period for changes in expected lifetime credit losses. For available-for-sale securities where fair value is less than cost, credit-related impairment, if any, will be recognized in an allowance for credit losses and adjusted each period for changes in expected credit risk. For public business entities that are U.S. Securities and Exchange Commission (SEC) filers, the amendments in this Update are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. All entities may adopt the amendments in this Update earlier as of the fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The Group has not applied these amendments, which represent a significant departure from existing GAAP, and may result in material changes to the Group's accounting for financial instruments. We intend to apply the standard for the annual period beginning on January 1, 2020 and have established a CECL implementation program (“the Program”) to ensure a timely and high quality implementation. The Program involves Finance, GRCAD, Management Information and IT Divisions across the Group and is overseen by a Project Steering Committee. The Committee comprises of the Deputy CEO (Chair), Group CFO, Group CRO, Group COO, Group Treasurer, Chief Credit Officer and the General Managers of Retail, Corporate Banking, Corporate Special Assets and International Activities Divisions of the Bank. A full-time Project Management Office (PMO) has been setup and a Project Manager assigned. The Program is divided into work streams, for each of which leading Divisions and workgroup teams have been assigned. The Board Risk Committee, Audit Committee and Board of Directors are regularly updated by the PMO on the status of the Program. The Group is evaluating the impact that the ASU will have on its financial position, results of operations and disclosures, which depends upon the point of time in the economic cycle at the adoption date because of the new requirement to incorporate reasonable and supportable forward looking information and macroeconomic factors.

In August 2016, the FASB issued ASU 2016-15 “Statement of Cash Flows (Topic 230), Classification of Certain Cash Receipts and Cash Payments”. The amendments in this Update provide guidance regarding classification of certain cash receipts and payments where diversity in practice was observed. ASU 2016-15 is required to be applied retrospectively to all periods presented beginning in the year of adoption. ASU 2016-15 is effective for annual reporting periods beginning after December 15, 2017, and for the interim periods within those annual reporting periods. Early adoption is permitted, including adoption in an interim period. This new accounting guidance will result in some changes in classification in the consolidated statement of cash flows, which the Bank does not expect to be significant, and will not have any impact on its consolidated financial position and results of operations.

In October 2016, the FASB issued ASU 2016-16 “Income Taxes (Topic 740), Intra-Entity Transfers of Assets Other Than Inventory”. The Board decided that an entity should recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. Consequently, the amendments in this Update eliminate the exception for an intra-entity transfer of an asset other than inventory. For public business entities, the amendments in this Update are effective for annual reporting periods beginning after December 15, 2017, including interim reporting periods within those annual reporting periods. The Group has not applied these amendments and has not yet determined their impact on the Group's financial position, results of operations and disclosures.

In October 2016, the FASB issued ASU 2016-17 “Consolidation (Topic 810), Interests Held through Related Parties That Are under Common Control”. The amendments in this Update change the consolidation guidance on how a reporting entity that is the single decision maker of a variable interest entity (VIE) should treat indirect interests in the entity held through related parties that are under common control with the reporting entity when determining whether it is the primary beneficiary of that VIE. Under the amendments, a single decision maker is not required to consider indirect interests held through related parties that are under common control with the single decision maker to be the equivalent of direct interests in their entirety. Instead, a single decision maker is required to include those interests on a proportionate basis consistent with indirect interests held through other related parties. The amendments in this Update are effective for public business entities for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. The Group has not applied these amendments but the ASU is not expected to have an impact on the Group's financial position, results of operations and disclosures.

In November 2016, the FASB issued ASU 2016-18 “Statement of Cash Flows (Topic 230), Restricted Cash”. The amendments in this Update require that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. As a result, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in this Update do not provide a definition of restricted cash or restricted cash equivalents. The amendments in this Update are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. The Group has not applied these amendments but the ASU is not expected to have a material impact on the Group's statement of cash flows and disclosures.

In January 2017, the FASB issued ASU 2017-01 “Business Combinations (Topic 805): Clarifying the Definition of a Business”. The amendments in this Update clarify the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of businesses. The amendments in this Update narrow the definition of a business by introducing a quantitative screen as the first step, such that if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets, the set of transferred assets and activities is not a business. If the set is not scoped out from the quantitative screen, the entity then evaluates whether the set meets the requirement that a business include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create outputs. The amendments in this Update are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. The ASU will be applied prospectively, with early adoption permitted. The impact of the ASU will depend upon the acquisition and disposal activities of the Group. If fewer transactions qualify as a business, there could be less initial recognition of goodwill, but also less goodwill allocated to disposals.

In March 2017, the FASB issued ASU 2017-07, “Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost” (ASU 2017-07), an update to ASC Topic 715 – Compensation – Retirement Benefits. The amendments in ASU 2017-07 require that the service cost component of the net periodic benefit cost be presented in the same income statement line item(s) as other employee compensation costs arising from services rendered during the period. Other components of the net periodic benefit cost should be reported separately from the line item(s) that includes the service cost and outside of any subtotal of operating income. ASU 2017-07 is effective for annual reporting periods beginning after December 15, 2017, and for the interim periods within those annual reporting periods. Early adoption is permitted. The Group is currently evaluating the impact of the adoption of ASU 2017-07 on the Group's financial position, results of operations and cash flows.

In March 2017, the FASB issued ASU 2017-08, “Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities”. The amendments in ASU 2017-08 shorten the amortization period for certain callable debt securities held at a premium. Specifically, the amendments require the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount; the discount continues to be amortized to maturity. ASU 2017-08 is effective for annual reporting periods beginning after December 15, 2018, and for the interim periods within those annual reporting periods. Early adoption is permitted. The Group has not applied these amendments but the ASU is not expected to have an impact on the Group's financial position and results of operations.